Statements of Shareholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 1,387	$ 20	$ (146,679)	$ (145,272)
Balance, shares at Dec. 31, 2015	13,872,000
Net loss			(134,876)	(134,876)
Balance at Dec. 31, 2016	$ 1,387	20	(281,555)	(280,148)
Balance, shares at Dec. 31, 2016	13,872,000
Net loss			(2,777,504)	(2,777,504)
Shares issued for services	$ 5,290	1,370,110		1,375,400
Shares issued for services, shares	52,900,000
Balance at Dec. 31, 2017	$ 6,677	$ 1,370,130	$ (3,059,059)	(1,682,252)
Balance, shares at Dec. 31, 2017	66,772,000
Net loss				(1,274,247)
Balance at Sep. 30, 2018				$ (2,696,499)